GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2012
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 10 - GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Sales by geographic area (as percentage of total sales):

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	%	%	%

USA	23	20	40
Europe	6	8	2
Japan	1	3	5
Asia Pacific excluding Japan	70	69	53
Total	100	100	100

B.	Sales by major customers (as percentage of total sales):

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0
	%	%	%

Customer A	1	6	17
Customer B	10	3	8
Customer C	41	29	24
Customer D	5	5	13
Customer E	6	8	15
Customer F	11	9	-
Others	26	40	23
Total	100	100	100

C.	Assets by location:

Substantially all fixed assets are located in Israel.